SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Share-based payment transaction
Summary of share-based compensation recorded during the year

	Years ended December 31,
	2018	2017
Share option plan expense (i)	$2.7	$2.4
Restricted share unit plan expense, including restricted performance shares (ii)	18.6	23.4
Deferred share units expense (iii)	1.1	1.2
Employer portion of employee share purchase plan (iv)	2.1	2.0
Total share-based compensation expense	$24.5	$29.0

Share options
Share-based payment transaction
Summary of status of the share option plan and changes during the year

The following table summarizes the status of the share option plan and changes during the years ended December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(CDN$/option)	(000’s)	(CDN$/option)
Balance at January 1	12,173	6.52	12,429	$6.95
Granted	1,950	4.95	1,669	5.06
Exercised	(301)	3.65	(265)	4.09
Forfeited	(238)	4.87	(1,567)	8.74
Expired	(1,240)	12.58	(93)	7.38
Outstanding at end of period	12,344	$5.77	12,173	$6.52
Exercisable at end of period	8,861	$6.13	8,539	$7.41

Summary of information about the stock options outstanding and exercisable

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2018:

		Options outstanding			Options exercisable
				Weighted			Weighted
			Weighted	average		Weighted	average
		Number of	average	remaining	Number of	average	remaining
		options	exercise price	contractual life	options	exercise price	contractual life
Exercise price range in CDN$:		(000’s )	(CDN$)	(years)	(000’s )	(CDN$)	(years)
$2.96	$4.56	3,764	$3.89	3.18	3,265	$3.85	3.05
4.57	5.19	3,512	5.00	5.58	529	5.10	5.02
5.20	7.97	2,019	5.80	2.05	2,019	5.80	2.05
7.98	10.99	3,049	8.96	0.73	3,048	8.96	0.73
		12,344	$5.77	3.07	8,861	$6.13	2.14

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

The following weighted average assumptions were used in computing the fair value of stock options using the Black-Scholes option pricing model granted during the years ended December 31, 2018 and 2017:

	2018	2017
Weighted average share price (CDN$)	$4.95	$5.06
Expected dividend yield	0.0%	0.0%
Expected volatility	47.5%	49.3%
Risk-free interest rate	2.1%	1.1%
Expected option life (in years)	4.5	4.5
Weighted average fair value per stock option granted (CDN$)	$2.05	$2.09

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

The following table summarizes information about the RSUs and related changes during the years ended at December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	8,277	$4.63	9,219	$4.01
Granted	4,258	4.85	5,128	5.07
Redeemed	(4,247)	4.37	(4,847)	4.01
Forfeited	(662)	4.86	(1,223)	4.24
Outstanding at end of period	7,626	$4.88	8,277	$4.63

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

The following table summarizes information about the RPSUs and related changes during the years ended at December 31, 2018 and 2017:

	2018		2017
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	4,886	$4.52	4,993	$4.51
Granted	2,807	4.77	1,209	5.32
Redeemed	(2,523)	3.56	(889)	5.39
Forfeited	(180)	4.75	(427)	4.81
Outstanding at end of period	4,990	$5.14	4,886	$4.52

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value	:

	Years ended December 31,
	2018	2017
DSUs granted (000’s)	312	297
Weighted average grant-date fair value (CDN$/ unit)	$4.39	$5.15